UNAUDITED PRO FORMA COMBINED BALANCE SHEETS - Parenthetical - Unaudited Pro-forma	Sep. 30, 2020 USD ($)
Accumulated depreciation, Property and equipment	$ 134,364
Accumulated depreciation, Intangible assets	$ 186,928